Expenses from Continuing Operations - Schedule of Finance Expenses (Parentheticals) (Details) - shares	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PIPE brokers [Member]
Schedule of Finance Expenses [Line Items]
Issue 600,000 warrants to PIPE brokers (in Shares)	600,000	600,000
PIPE Investors [Member]
Schedule of Finance Expenses [Line Items]
Issue of 10,000,000 warrants liability to PIPE investors (in Shares)	10,000,000	10,000,000